Quarterly Holdings Report

for

Fidelity® International Value Factor ETF

July 31, 2019

IVE-QTLY-0919

1.9885311.101

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.5%

	Shares	Value
AUSTRALIA – 7.9%
AGL Energy Ltd.	6,213	$89,097
BHP Group Ltd.	5,963	166,211
BHP Group PLC	4,658	112,397
Challenger Ltd.	25,346	122,890
CSL Ltd.	696	109,290
Macquarie Group Ltd.	1,812	159,588
Telstra Corp. Ltd.	33,930	92,116
Wesfarmers Ltd.	5,457	146,248

TOTAL AUSTRALIA		997,837

BELGIUM – 1.2%
Anheuser-Busch InBev S.A.	1,479	149,105

TOTAL BELGIUM		149,105

CANADA – 9.2%
Air Canada (a)	5,809	199,869
Alimentation Couche-Tard, Inc. Class B	1,783	109,293
Canadian Natural Resources Ltd.	3,937	99,723
Manulife Financial Corp.	7,758	140,488
Open Text Corp.	1,383	58,985
Power Corp. of Canada	5,192	110,071
Power Financial Corp.	4,935	108,026
Sun Life Financial, Inc.	3,232	134,295
Suncor Energy, Inc.	3,787	108,663
Teck Resources Ltd. Class B	5,033	102,963

TOTAL CANADA		1,172,376

DENMARK – 1.8%
Novo Nordisk A/S Class B	2,334	112,102
Pandora A/S	3,005	115,731

TOTAL DENMARK		227,833

FRANCE – 9.0%
Atos SE	1,110	89,774
Cie de Saint-Gobain	3,525	135,620
Cie Generale des Etablissements Michelin SCA	1,031	114,645
Engie S.A.	9,166	141,243
Peugeot S.A.	4,239	100,234
Safran S.A.	1,087	156,250
Sanofi	1,423	118,869
Societe Generale S.A.	4,543	111,671
TOTAL S.A.	2,792	145,373
Worldline S.A. (a)(b)	446	31,993

TOTAL FRANCE		1,145,672

GERMANY – 9.0%
Allianz SE	793	184,700
BASF SE	1,961	131,400
Bayer AG	1,309	85,132
Covestro AG (b)	1,722	78,366

	Shares	Value
Deutsche Bank AG	11,909	$92,810
Deutsche Lufthansa AG	5,747	91,453
Fresenius SE & Co. KGaA	1,111	56,009
ProSiebenSat.1 Media SE	5,853	76,002
SAP SE	1,827	225,953
Vonovia SE	2,607	127,732

TOTAL GERMANY		1,149,557

HONG KONG – 3.9%
AIA Group Ltd.	16,400	169,486
CK Asset Holdings Ltd.	13,000	98,561
Hong Kong Exchanges & Clearing Ltd.	2,832	96,086
Hongkong Land Holdings Ltd.	4,264	26,096
Jardine Matheson Holdings Ltd.	1,623	98,824

TOTAL HONG KONG		489,053

ITALY – 3.7%
Enel SpA	26,700	183,224
Eni SpA	4,334	68,147
Telecom Italia SpA/Milano (a)	194,288	109,818
UniCredit SpA	9,758	115,107

TOTAL ITALY		476,296

JAPAN – 23.3%
Astellas Pharma, Inc.	10,100	144,226
Daiwa House Industry Co. Ltd.	4,600	131,543
Fujitsu Ltd.	2,100	164,908
Hitachi Ltd.	5,000	178,877
Honda Motor Co. Ltd.	5,200	129,558
ITOCHU Corp.	7,400	141,620
Japan Tobacco, Inc.	5,200	115,648
JXTG Holdings, Inc.	14,600	69,075
Kajima Corp.	8,300	107,422
KDDI Corp.	4,400	115,409
Kirin Holdings Co. Ltd.	5,300	115,461
Mazda Motor Corp.	10,500	104,141
Medipal Holdings Corp.	5,600	119,629
Mitsubishi Corp.	5,200	140,360
Mitsubishi UFJ Financial Group, Inc.	25,800	124,316
Mitsui & Co. Ltd.	8,300	135,727
MS&AD Insurance Group Holdings, Inc.	3,100	102,042
Nippon Steel Corp.	9,300	146,736
Nippon Telegraph & Telephone Corp.	2,300	104,059
ORIX Corp.	6,400	91,861
Sony Corp.	3,300	187,159
Subaru Corp.	5,200	121,623
Sumitomo Corp.	8,300	123,863
The Kansai Electric Power Co., Inc.	4,100	50,727

TOTAL JAPAN		2,965,990

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
LUXEMBOURG – 0.5%
ArcelorMittal	4,298	$69,075

TOTAL LUXEMBOURG		69,075

NETHERLANDS – 2.2%
Aegon N.V.	19,147	94,893
Koninklijke Ahold Delhaize N.V.	2,844	64,399
Randstad N.V.	2,488	125,427

TOTAL NETHERLANDS		284,719

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	717	2,335

TOTAL NEW ZEALAND		2,335

NORWAY – 0.4%
Equinor ASA	2,531	45,409

TOTAL NORWAY		45,409

SPAIN – 1.0%
Banco de Sabadell S.A.	84,692	74,216
Repsol S.A.	3,312	52,741

TOTAL SPAIN		126,957

SWEDEN – 1.4%
Essity AB Class B	2,253	67,161
Volvo AB Class B	7,528	112,399

TOTAL SWEDEN		179,560

SWITZERLAND – 9.3%
Adecco Group AG	2,438	133,501
Alcon, Inc. (a)	522	30,442
Credit Suisse Group AG (a)	9,609	116,230
Nestle S.A.	3,140	333,717
Novartis AG	2,615	240,478
Roche Holding AG	768	205,909
UBS Group AG (a)	10,376	115,753

TOTAL SWITZERLAND		1,176,030

UNITED KINGDOM – 14.8%
3i Group PLC	11,812	159,806

	Shares	Value
Anglo American PLC	3,662	$90,804
Babcock International Group PLC	15,447	89,492
Barclays PLC	72,581	136,000
British American Tobacco PLC	3,864	138,715
Fiat Chrysler Automobiles N.V.	8,363	111,427
GlaxoSmithKline PLC	6,210	128,580
J Sainsbury PLC	19,499	46,631
Legal & General Group PLC	40,762	129,776
Micro Focus International PLC	4,405	93,146
Royal Dutch Shell PLC Class B	8,125	257,148
Royal Mail PLC	30,484	77,739
Unilever N.V.	2,342	135,671
Unilever PLC	2,294	138,245
Vodafone Group PLC	78,127	142,591

TOTAL UNITED KINGDOM		1,875,771

UNITED STATES OF AMERICA – 0.9%
Carnival PLC	2,577	116,048

TOTAL UNITED STATES OF AMERICA		116,048

TOTAL COMMON STOCKS (Cost $14,036,265)		12,649,623

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $14,036,265)		12,649,623

NET OTHER ASSETS (LIABILITIES) – 0.5%		60,469

NET ASSETS – 100.0%		$12,710,092

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,359 or 0.9% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$55

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more

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third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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